UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 18th Floor, New York, New York 10153
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:  (252) 234-9000

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2011 – June 30, 2012

Item 1.          Proxy Voting Record.

Tilson Focus Fund

Item		Proposals	Mngmt Vote	Adv Vote	Sponsor
Issuer	MRV Communications Inc.
CUSIP	553477100
Ticker	MRVC
Meeting Date	01/19/12

1		For Directors: Tartavull, Gillman, Hernan, Keane, McConnell, Pons, Shidlovsky, Traub	For	Did Not Vote	Management
2		To authorize the sale of CES Creativ Electronics Systems SA and the stock purchase agreement	For	Did Not Vote	Management
3		To approve, by non-binding vote, the compensation for the named executive officers	For	Did Not Vote	Management
4		To recommend, by non-binding vote, the frequency of the advisory vote on the compensation for the named executive officers	For	Did Not Vote	Management
5		To ratify the appointment of Ernst & Young LLP as MRV's independent registered public accounting firm for the year ending 12/31/11	For	Did Not Vote	Management

Issuer	Meta Financial Group Inc.
CUSIP	59100U108
Ticker	CASH
Meeting Date	01/30/12

1,2,3		Directors: Frederick Moore, Troy Moore III, Jeanne Partlow	For	Did Not Vote	Management

Issuer:	Tellular Corporation
CUSIP	87970T208
Ticker	WRLS
Meeting Date	01/31/12

1		Directors: Lawrence Barker, Joseph A Beatty, Betsy J Bernard, Brian J Clucas, Jeffrey Jacobowitz, M Brian McCarthy	For	Did Not Vote	Management
2		To approve the third amended and restated 2008 employee stock incentive plan and to increase the number of shares of common stock reserved for issuance under the plan by 400,000	For	Did Not Vote	Management
3		To approve the fourth amended and restated non-employee director stock incentive plan and to increase the number of shares of common stock reserved for issuance under the plan by 40,000		Did Not Vote	Management
4		To approve, by a non-binding advisory vote, the executive compensation of our named executive officers as disclosed in the proxy statement	For	Did Not Vote	Management
5		To ratify the appointment of Grant Thornton LLP as the company's independent registered public accountants for the fiscal year ending September 30, 2012	For	Did Not Vote	Management

Issuer:	Daily Journal Corporation
CUSIP	233912104
Ticker	DJCO
Meeting Date	2/1/12

1		Directors: Charles T Munger, J P Guerin, Gerald L Salzman, Peter D Kaufman, Gary L Wilcox	For	Did Not Vote	Management
2		Ratification of appointment of Ernst & Young LLP as the independent registered public accounting firm for FY 2012	For	Did Not Vote	Management

Issuer	Apple Inc
CUSIP	037833100
Ticker	AAPL
Meeting Date	2/23/12

1		Director: William V Campbell, Timothy D Cook, Millard S Drexler, Al Gore, Robert Iger, Andrea Jung, Arthur D Levinson Ronald D Sugar	For	Did Not Vote	Management
2		Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2012	For	Did Not Vote	Shareholder
3		Advisory vote on executive compensation	For	Did Not Vote	Shareholder
4		A shareholder proposal entitled "Conflict of Interest Report"	For	Did Not Vote	Shareholder
5		A shareholder proposal entitled "Shareholder Say on Director Pay"	For	Did Not Vote	Shareholder
6		A shareholder proposal entitled "Report on Political Contributions and Expenditures"	For	Did Not Vote	Shareholder
7		A shareholder proposal entitled "Adopt a Majority Voting Standard for Director Elections"	For	Did Not Vote	Shareholder

Issuer	Resource America, Inc.
CUSIP	761195205
Ticker	REXI
Meeting Date	3/8/12

1		Director: Jonatnah Z Cohen, Donald W Delson, John S White	For	Did Not Vote	Management
2		Proposal to adopt the Resource America, Inc. 2012 non-employee director deferred stock plan	For	Did Not Vote	Management
3		Proposal to ratify the appointment of Grant Thornton LLP as the independent registered public accounting firm for the FY ending Seotember 30, 2012	For	Did Not Vote	Management
4		In their discretion, the proxies are authorized to vote upon such other business as may properly be brought before the meeting of any adjournment thereof	For	Did Not Vote	Management

Issuer	MVC Capital, Inc.
CUSIP	553829102
Ticker	MVC
Meeting Date	3/12/12

1		Director: Emilio Dominianni, Gerald Hellerman, Warren Holtsberg, Robert Knapp, William Taylor, Michael Tokarz	For	Did Not Vote	Management
2		To ratify the selection of Ernst & Young LLP as the fund's independent registered accounting firm for FY 2012	For	Did Not Vote	Management

Issuer	PNI Digital Media Inc.
ISIN	69351F106
Ticker	PNDMF
Meeting Date	3/26/12

1		To set the number of directors at seven	For	Did Not Vote	Management
2		Director: Peter Fitzgerald, Peter Scarth, Cory Kent, Thomas Nielsen, Robert Chisholm, Kyle Hall, Cary Deacon	For	Did Not Vote	Management
3		To appoint Pricewaterhousecoopers LLP as auditors of the company for the ensuing year	For	Did Not Vote	Management
4		To ratify and approve the share option plan dated for reference February 22, 2012, for adoption by the company, as described in the information circular prepared for the meeting	For	Did Not Vote	Management

Issuer	BP PLC
CUSIP	055622104
Ticker	BP
Meeting Date	4/12/12

1		To receive the directors' annual report and accounts	For	Did Not Vote	Management
2		To approve the directors' remuneration report	For	Did Not Vote	Management
#3 - #12		To re-elect directors	For	Did Not Vote	Management
13		To elect Professor Dame Ann Dowling as a director	For	Did Not Vote	Management
#14 - #17		To re-elect directors	For	Did Not Vote	Management
18		To reappoint Ernst & Young LLP as auditors and authorize the board to fix their remuneration	For	Did Not Vote	Management
S19		Special resolution: to give limited authority for the purchase of its own shares by the company	For	Did Not Vote	Management
20		To give limited authority to allot shares up to a specified amount	For	Did Not Vote	Management
S21		Special resolution: to give authority to allot a limited number of shares for cash free of pre-emption rights	For	Did Not Vote	Management
S22		Special resolution: to authorize the calling of general meetings (exclusing annual general meetings) by notice of at least 14 clear (sic) days	For	Did Not Vote	Management

Issuer	Sears CDA Inc
CUSIP	81234D950
Ticker	SCC:CN
Meeting Date	4/17/12

1.1 - 1.8		Election of directors	For	Did Not Vote	Management
2		Appointment of Deloitte & Touche LLP as the Corporation's Auditors, and authorizing the board of directors of the Corporation to set the Auditors' remuneration	For	Did Not Vote	Management
3		Such other business as may properly be brought before the meeting or any adjournment thereof	For	Did Not Vote	Management

Issuer	Citigroup Inc.
CUSIP	172967424
Ticker	C
Meeting Date	4/12/12

1A - 1L		Election of directors	For	Did Not Vote	Management
2		Proposal to ratify the selection of KPMG LLP as CITI's independent registered public accounting firm for 2012	For	Did Not Vote	Management
3		Proposal to approve an amendment to the Citigroup 2009 Stock Incentive Plan	For	Did Not Vote	Management
4		Advisory approval of CITI's 2011 executive compensation	For	Did Not Vote	Shareholder
5		Stockholder proposal requesting a report on prior governmental service of certain individuals	For	Did Not Vote	Shareholder
6		Stockholder proposal requestin a report on lobbying and political contributions	For	Did Not Vote	Shareholder
7		Stockholder proposal requesting that executives retain 25% of their stock for one year following termination	For	Did Not Vote	Shareholder
8		Stockholder proposal requesting that the Audit Committee conduct an independent review and report on controls related to loans foreclosures, and securitizations	For	Did Not Vote	Shareholder

Issuer	US Bancorp
CUSIP	902973304
Ticker	USB
Meeting Date	4/17/12

1A - 1N		Election of directors	For	Did Not Vote	Management
2		Ratification of the selection of Ernst & Young LLP as our independent auditor for the 2012 fiscal year	For	Did Not Vote	Management
3		Advisory vote to approve the compensation of our executives disclosed in the proxy statement	For	Did Not Vote	Management

Issuer	Sears Canada Inc.
ISIN	81234D109
Ticker	SEARF
Meeting Date	4/17/12

1		Director: E J Bird, William C Crowley, William R Harker, R Raja Khanna, James McBurney, Calvin McDonald, Deidra C Merriwether Deborah E Rosati	For	For	Management

2		In respect of the appointment of Deloitte & Touche LLP as the corporation's auditors, and authorizing the board of directors of the corporation to set the auditors' remuneration	For	For	Management

Issuer	The Coca-Cola Company
CUSIP	191216100
Ticker	KO
Meeting Date	4/25/12

1A - 1Q		Election of Directors	For	Did Not Vote	Management
2		Ratification of the appointment of Ernst & Young LLP as indpendent auditors	For	Did Not Vote	Management
3		Advisory vote to approve the executive compensation	For	Did Not Vote	Management

Issuer	Domino's Pizza, Inc.
CUSIP	25754A201
Ticker	DPZ
Meeting Date	4/25/12

1		Director: David A Brandon, Diana F Cantor, Richard L Federico	For	Did Not Vote	Management
2
To approve, by non-binding vote, the compensation paid to the company's named executive officers, as disclosed pursuant to Item 402 of Regulation S-K, including the compensation discussion and  analysis, compensation tables and narrative discussion
			For	Did Not Vote	Management
3		Humane Society of the United States proposal relating to certain foods from producers who use gestation crates	For	Did Not Vote	Management
4		Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accountants of the company for the current fiscal year	For	Did Not Vote	Management

Issuer	Anheuser-Busch INBEV SA
CUSIP	03524A108
Ticker	BUD
Meeting Date	4/25/12

A1C
Issuance of 215,000 subscrpiption rights and capital increase under the condition precedent and to the extent of the exercise of the subscription rights; exclusion of the preference right in relation to the issuance of subscription rights
			For	Did Not Vote	Management
A1D		Issuance of 215,000 subscription rights and capital increase under the condition precedent and to the extent of the exercise of the subscription rights: issuance of subscription rights	For	Did Not Vote	Management
A1E		Issuance of 215,000 subscription rights and capital increase under the conditin precedent and to the extent of the exercise of the subscription rights: conditional capital increase	For	Did Not Vote	Management
A1F
Issuance of 215,000 subscription rights and capital increase under the condition precedent and to the extent of the exercise  of the subscription rights: express   approval pursuant to Article 554, Indent 7, of the companies code
			For	Did Not Vote	Management
A1G		Issuance of 215,000 subscription rights and capital increase under the condition precedent and to the extent of the exercise of the subscription rights: Powers	For	Did Not Vote	Management
B4		Approval of the statutory annual accounts	For	Did Not Vote	Management
B5		Discharge to the directors	For	Did Not Vote	Management
B6		Discharge to the statutory auditor	For	Did Not Vote	Management
B8A		Remuneration policy and remuneration report of the company: approving the remuneration report for the financial year 2011	For	Did Not Vote	Management
B8B		Remuneration policy and remumeration report of the company: confirming the specific grants of stock options and restricted stock units to executives	For	Did Not Vote	Management
B9A		Approval of change of control provisions relating to the updated EMTN programme	For	Did Not Vote	Management
C1		Filings	For	Did Not Vote	Management

Issuer	Pfizer Inc.
CUSIP	717081103
Ticker	PFE
Meeting Date	4/26/12

1A - 1N		Election of directors	For	Did Not Vote	Management
2		Ratify the selection of KPMG LLP as independent registered public accounting firm for 2012	For	Did Not Vote	Management
3		Advisory approval of executive compensation	For	Did Not Vote	Shareholder
4		Shareholder proposal regarding publication of political contributions	For	Did Not Vote	Shareholder
5		Shareholder proposal regarding action by written consent	For	Did Not Vote	Shareholder
6		Shareholder proposal regarding special shareholder meetings	For	Did Not Vote	Shareholder
7		Shareholder proposal regarding advisory vote on director pay	For	Did Not Vote	Shareholder

Issuer	MGIC Investment Corporation
CUSIP	552848103
Ticker	MTG
Meeting Date	4/26/12

1		Director: Curt S Culver, Timothy A Holt, William A McIntosh, Leslie M Muma, Mark M Zandi,	For	Did Not Vote	Management
2		Proposal to amend the articles of incorporation and to increase the authorized common stock from 460,000,000 to
		680,000,000 shares	For	Did Not Vote	Management
3		Advisory vote to approve named executive officer compensation	For	Did Not Vote	Management
4		Ratification of the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2012	For	Did Not Vote	Management

Issuer	Boulder Growth & Income Fund
CUSIP	101507101
Ticker	BIF
Meeting Date	4/27/12

1		Director: Steven K Norgaard	For	Did Not Vote	Management

Issuer	EMC Corporation
CUSIP	268648102
Ticker	EMC
Meeting Date	5/1/12

1A - 1J		Election of directors	For	Did Not Vote	Management
2		Ratification of the selection by the Audit Committee of Pricewaterhousecoopers LLP as EMC's independent auditors for the fiscal yeara ending December 31, 2012, s described in EMC's proxy statement	For	Did Not Vote	Management
3		Advisory approval of our executive compensation, as described in EMC's proxy statement	For	Did Not Vote	Management

Issuer	Laboratory Corp of America Holdings
CUSIP	50540R409
Ticker	LH
Meeting Date	5/1/12

1A - 1J		Election of directors	For	Did Not Vote	Management
2		To approve, by non-binding vote, executive compensation	For	Did Not Vote	Management
3		To approve the Laboratory Corporation of America holdings 2012 Omnibus Incentive Plan	For	Did Not Vote	Management
4		To approve an amendment to the Laboratory Corporation fof America Holdings 1997 Employee Stock Purchase Plan	For	Did Not Vote	Management
5		Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2012	For	Did Not Vote	Management

Issuer	Sears Holdings Corporation
CUSIP	812350106
Ticker	SHLD
Meeting Date	5/2/12

1		Director: Louis J D'Ambrosio, William C Kinkler III, Seward S Lampert, Steven T Mnuchin, Ann N Reese, Emily Scott, Thomas J Tisch	For	Did Not Vote	Management
2		Advisory vote to approve the compensation of our named executive officers	For	Did Not Vote	Management
3		Approve the amended and restated Sears Holdings Corporation Umbrella Incentive Prograk	For	Did Not Vote	Management
4		Ratify the appointment by the Audit Committee of Deloitte & Touche LLP as the company's indpendent registered public accounting firm for FY 2012	For	Did Not Vote	Management

Issuer	Phoenix Group Holdings
Sedol	B45JKK9
Ticker	PHNX
Meeting date	5/3/12

1		To receive the report of the Directors and the financial statements for the year ended 31 December 2011 together with the auditor's report thereon	For	Did Not Vote	Management
2		To approve the Directors' Remuneration Report for the year ended 31 December 2011	For	Did Not Vote	Management
3		To authorise the Directors to allot new Ordinary Shares	For	Did Not Vote	Management
4		To authorise the limited disapplication of pre-emption rights	For	Did Not Vote	Management
5		To authorise the Company to purchase its own Ordinary Shares	For	Did Not Vote	Management
#6 - #18		To re-elect Directors	For	Did Not Vote	Management
19		To declare and approve the payment of a final dividend of 21 pence per Ordinary Share for the year ended Dec 31, 2011	For	Did Not Vote	Management
20		To re-appoint the Auditor	For	Did Not Vote	Management
21		To authorise the Directors to determine the amount of the Auditor's Remuneration	For	Did Not Vote	Management

Issuer	Berkshire Hathaway Inc.
CUSIP	084670702
Ticker	BRKB
Meeting Date	5/5/12

1
Director: Warren E Buffett, Charles T Munger, Howard G Buffett, Stephen B Burke, Susan L Decker, William H Gates III, David S Gottesman, Charlotte Guyman, Donald R Keough, Thomas S Murphy, Ronald L Olson, Walter Scott, Jr
			For	Did Not Vote	Shareholder
2		Shareholder proposal regarding succession planning	For	Did Not Vote	Shareholder

Issuer	Jeffries Group, Inc.
CUSIP	472319102
Ticker	JEF
Meeting Date	5/7/12

1		Director: Richard B Handler, Brian P Friedman, W Patrick Campbell, Ian M Cumming, Richard G Dooley, Robert E Joyal, Michael T O'Kane, Josoeh S Steinberg	For	Did Not Vote	Management
2		To ratify the appointment of Deloitte & Thouche LLP as our independent registered public accounting firm	For	Did Not Vote	Management

Issuer	The Dow Chemical Company
CUSIP	260543103
Ticker	DOW
Meeting Date	5/12/12

1A - 1J		Election of Directors	For	Did Not Vote	Management
2		Ratification of the appointment of The Independent Registered Public Accounting Firm	For	Did Not Vote	Management
3		Advisory resolution to approve executive compensation	For	Did Not Vote	Management
4		Approval of the 2012 Stock Incentive Plan	For	Did Not Vote	Management
5		Approval of the 2012 Employee Stock Purchase Plan	For	Did Not Vote	Shareholder
6		Stockholder proposal on shareholder action by written consent	For	Did Not Vote	Shareholder
7		Stockholder proposal on independent board chairman	For	Did Not Vote	Shareholder

Issuer	Pacific Capital Bancorp
CUSIP	69404P200
Ticker	PCBC
Meeting Date	5/10/12

1		Director: H Gerald Bidwell, Edward E Birch, Gerald J Ford, S Lachlan Hough, Roger C Knopf, George S Leis, John R Mackall, Richard A Nightingale, Kathy J Odell, Carl B Webb	For	Did Not Vote	Management
2		Advisory vote to approved named executive officer compensation	For	Did Not Vote	Management

Issuer	Alexander & Baldwin, Inc.
CUSIP	014482103
Ticker	ALEX
Meeting Date	5/11/12

1		Approval of agreement and plan of merger, dated February 13, 2012, by and among Alexander & Baldwin Inc., Alexander & Baldwin Holdings Inc., and A&B Merger Corporation	For	Did Not Vote	Management
2		Proposal to ratify the "Maritime Restrictions" contained in the Holding company's articles of incorporation	For	Did Not Vote	Management
3		Proposal to approve, if necessary, the adjournment of the annual meeting to solicit proxies in favor or Proposal 1 and/or Proposal 2	For	Did Not Vote	Management
4		Director: W B Baird, M J Chun, W A Doane, W A Dods, Jr., T B Fargo, C G King, S M Kuriyama, C H Lau, D M Pasquale, J N Watanabe	For	Did Not Vote	Management
5		Proposal to approve the advisory resolution relating to executive compensation	For	Did Not Vote	Management
6		Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the corporation	For	Did Not Vote	Management

Issuer	American International Group, Inc.
CUSIP	026874784
Ticker	AIG
Meeting Date	5/16/12

1A - 1M		Election of Directors	For	Did Not Vote	Management
2		To vote upon a non-binding shareholder resolution to approve executive compensation	For	Did Not Vote	Management
3		To ratify the selectin of Pricewaterhousecoopers LLP as AIG's independent registered public accounting firm for 2012	For	Did Not Vote	Management

Issuer	Ocean Shore Holding Co.
CUSIP	67501R103
Ticker	OSHC
Meeting Date	5/16/2012

1		Director: F G Dalzell, M.D., R A Previti, Ed D	For	Did Not Vote	Management
2		The ratificaiton of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Ocean Shore Holding Co. for the year ending Dec. 31, 2012	For	Did Not Vote	Management
3		The approval of a non-binding resolution to approve the compensation of the named executive officers	For	Did Not Vote	Management
4		The determination of whether the stockholer vote to approve the compensation of the named executive officers should occur every one, two or three years	For	Did Not Vote	Management

Issuer	The St. Joe Company
CUSIP	790148100
Ticker	JOE
Meeting Date	5/17/2012

1A - 1H		Election of Directors	For	Did Not Vote	Management
2		Ratification of the appointment of KPMG LLP as our indpendent registered public accounting firm for the 2012 fiscal year	For	Did Not Vote	Management
3		Approve, on an advisory basis, the compensation of our named executive officers	For	Did Not Vote	Management

Issuer	J.C. Penney Company, Inc.
CUSIP	708160106
Ticker	JCP
Meeting Date	5/18/2012

1A - 1L		Election of Directors	For	Did Not Vote	Management
2		To ratify the appointment of KPMG LLP as independent auditor for the fiscal year ending Feb 2, 2013	For	Did Not Vote	Management
3		To approve the 2012 long-term incentive plan	For	Did Not Vote	Management
4		To approve the management incentive compensation program	For	Did Not Vote	Management
5		Advisory vote on executive compensation	For	Did Not Vote	Management

Issuer	Two Harbors Investment Corp.
CUSIP	90187B101
Ticker	TWO
Meeting Date	5/22/2012

1		Director Mark D Ein, William W Johnson, Stephen G Kasnete, Peter Niculescu, W Reid Sanders, Thomas Siering, Brian C Taylor	For	Did Not Vote	Management
2		Ratification of the appointment of Ernst & Young LLP to serve as our independent registered public accounting firm for our fiscal year ending Decembef 31, 2012	For	Did Not Vote	Management
3		Advisory vote on executive compensation	For	Did Not Vote	Management

Issuer	Iridium Communications, Inc.
CUSIP	46269C102
Ticker	IRDM
Meeting Date	5/22/2012

1		Director: Robert H Niehaus, J Darrel Barros, Scott L Bok, Thomas C Canfield, Peter M Dawkins (Ret), Matthew J Desch, Alvin B Krongard, Eric T Olson, Steven B Pfeiffer, Parker W Rush	For	Did Not Vote	Management
2		To approve, on an advisory basis, the compensation of our named executive officers	For	Did Not Vote	Management
3		To approve the Iridium Communications Inc. 2012 Equity Incentive PlanF	For	Did Not Vote	Management
4		To ratify the selection by the Board of Directors of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31. 2012	For	Did Not Vote	Management

Issuer	AMAG Pharmaceuticals Inc,
CUSIP	00163U106
Ticker	AMAG
Meeting Date	5/23/2012

1		Director: J V Bonventre, MD, Rajiv De Silva, Michael Narachi, Robert J Perez, L Russell, MB CHB MCRP. Gino Santini, Davey S Scoon, William K Heiden	For	Did Not Vote	Management
2		To approve, on an advisory basis, the compensation of our named executive officers, as disclosed in the proxy statement	For	Did Not Vote	Management
3		To ratify the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the year ending December 31, 2012	For	Did Not Vote	Management

Issuer	Nelnet Inc
CUSIP	64031N108
Ticker	NNI
Meeting Date	5/24/2012

1A - 1H		Election of Directors	For	Did Not Vote	Management
2		Ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for 2012	For	Did Not Vote	Management
3		Advisory approval of the company's executive compensation	For	Did Not Vote	Management

Issuer	Wendy's Co.
CUSIP	95058W100
Ticker	WEN
Meeting Date	5/24/2012

1
Director  Nelson Peltz, Peter W May, Emil J Brolick, Clive Chajet, Edward P Garden, Janet Hill, Joseph A Levato, J Randolph Lewis, Peter H Rothschild, David E Schwab II, Roland C Smith, Raymond S Troubh, Jack G Wasserman
			For	Did Not Vote	Management
2		To approve amendments to the company's certificate of incorporation to give stockholers the ability to call special meetings	For	Did Not Vote	Management
3		To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for 2012	For	Did Not Vote	Management
4		To approve an advisory resolution on executive compensation	For	Did Not Vote	Management

Issuer	The Goldman Sachs Group Inc
CUSIP	38141G104
Ticker	GS
Meeting Date	5/24/2012

1A - 1J		Election of Directors	For	Did Not Vote	Management
2		Advisory vote to approve executive compensation (say on pay)	For	Did Not Vote	Management
3		Ratification of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2012	For	Did Not Vote	Shareholder
4		Shareholder proposal regarding cumulative voting	For	Did Not Vote	Shareholder
5		Shareholder proposal regarding executive compensation and long-term performance	For	Did Not Vote	Shareholder
6		Shareholder proposal regarding report on lobbying expenditures	For	Did Not Vote	Shareholder

Issuer	The Pep Boys Manny Moe and Jack
CUSIP	713278109
Ticker	PBY
Meeting Date	5/30/2012

1
To adopt the agreement and plan of merger (the "Merger Agreement'), dated as of January 29, 2012, by and among The Pep Boys - Manny, Moe & Jack, Auto Acquisition Company LLC, and Auto Mergersub Inc., a wholly owned subsidiary of Auto Acquisition Company LLC, and approv the transactions contemplated thereby, including the merger
			For	Did Not Vote	Management
2
To adjourn the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes in favor of adopting the Merger Agreement and approving the transactions contemplated thereby, including the merger, at the time of the special meeting
			For	Did Not Vote	Management
3		To approve a non-binding proposal regarding certain executive compensaion that may be paid to the company's named executive officers in connection with the merger	For	Did Not Vote	Management

Issuer	Netflix Inc.
CUSIP	64110L106
Ticker	NFLX
Meeting Date	6/1/2012

1		Director Richard N Barton	For	For	Management
2		To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2012	For	For	Management
3		Advisory approval of te company's executive officer compensaion	For	For	Management
4		Consideration of a stockholder proposal if properly brought before the meeting to repeal the company's classified board	For	Against	Shareholder
5		Consideration of a stockholder proposal if properly brought before the meeting regarding specil shareowners meetings	For	Against	Shareholder

Issuer	Barnes & Noble, Inc.
CUSIP	067774109
Ticker	BKS
Meeting Date	10/28/2011

1		Advisory vote on Executive Compensation.	For	For	Management
2		Advisory vote on the frequency of holding advisory vote on Executive Compensation. 1 year chosen.	For	For	Management
3		Ratification of the appointment of BDO USA, LLP as the independent registered public accountants of the Company for the fiscal year ending April 28, 2012	For	For	Management
4		Election of Directors.	For	For	Management

Tilson Dividend Fund

Item		Proposals	Mngmt Vote	Adv Vote	Sponsor
Issuer	Hologic, Inc.
CUSIP	436440101
Ticker	HOLX
Meeting Date	3/6/2012

1		Director: Robert A Cascella, Glenn P Muir, David R Lavance, Jr., Sally W Crawford, Nancy W Leaming, Lawrence M Levy Christiana Stamoulis, Elaine S Ullian, Wayne Wilson	For	Did Not Vote	Management
2
To approve, on an avdisory basis, the compensation of the named exeucutive officers, as disclosed in the proxy statement  for the 2012 annual meeting of stockholders pursuant to the compensation disclosure rules of the SEC, including  the compensation discussin and analysis , the 2011 summary compensation table & other related tables & disclosure
			For	Did Not Vote	Management
3		To approve the Hologic, Inc. 2012 employee stock purchase plan	For	Did Not Vote	Management
4		Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm	For	Did Not Vote	Management

Issuer	Fifth Street Finance Corp.
CUSIP	31678A103
Ticker	FSC
Meeting Date	4/4/12

1A		Election of director Leonard M. Tannenbaum	For	Did Not Vote	Management
1B		Election of director Bernard D Berman	For	Did Not Vote	Management
2		To ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the FY ending September 30, 2012	For	Did Not Vote	Management
3
To amend the investment advisory agreement between the company and its investment adviser in order to change the structure of the income incentive fee payable to the investment adviser in a manner that would reduce the "hurdle rate" required for the investment adviser to earn, and be paid, the income incentive fee
			For	Did Not Vote	Management

Issuer	Aspen Insurance Holdings Limited
ISIN	G05384105
Ticker	AHL
Meeting Date	4/25/12

1		Director: Julian Cusack, Glyn Jones, Ronald Pressman	For	Did Not Vote	Management
2
To re-appoint KPMG AUDIT PLC ("KPMG"), London, England, to act as the company's independent registered public accounting firm for the fiscal year ending December 31, 2012, and to authorize the company's board through the Audit Committee to set the remuneration for KPMG
			For	Did Not Vote	Management

Issuer	Interactive Brokers Group, Inc.
CUSIP	45841N107
Ticker	IBKR
Meeting Date	4/26/12

1A - 1H		Election of directors	For	Did Not Vote	Management
2		Ratification of appointment of independent registered public accounting firm of Deloitte & Touche LLP	For	Did Not Vote	Management

Issuer	SANOFI
CUSIP	80105N105
Ticker	SNY
Meeting Date	5/4/12

1		Approval of the individual company financial statements for the year ended December 31, 2011	For	Did Not Vote	Management
2		Approval of the consolidated financial statements for the year ended December 31, 2011	For	Did Not Vote	Management
3		Appropriation of profits, declaration of dividend	For	Did Not Vote	Management
4		Appointment of Laurent Attal as Director	For	Did Not Vote	Management
#5 - #9		Re-appointment of Directors	For	Did Not Vote	Management
10		Appointment of a statutory auditor	For	Did Not Vote	Management
11		Appointment of a deputy statutory auditor	For	Did Not Vote	Management
12		Ratification of the transfer of the registered office	For	Did Not Vote	Management
13		Authorization to the Board of Directors to carry out transactions in shares issued by the company	For	Did Not Vote	Management
E14		Delegation to the Board of Directors of authority to allot existing or new consideration-free shares to some or all salaried employees and corporate officefs of the group	For	Did Not Vote	Management
E15		Powers for formalities	For	Did Not Vote	Management

Issuer	Oslo Bors VPS Holding ASA, Oslo
Sedol	B1VWQR0
Ticker	OSLO
Meeting Date	5/21/12

5		Approval of the Annual Accounts and Report for 2011, including the distribution of dividend	For	Did Not Vote	Management
6		Determination of the remuneration of the members of the Board of Directors and the Nomination Committee, and the approval of the remuneration of the Control Committees	For	Did Not Vote	Management
7		Determination of the fees payable to the Auditor	For	Did Not Vote	Management
8		Statement on the remuneration of the CEO and other Senior Employees	For	Did Not Vote	Management
9		Amendments to the company's Articles of Association	For	Did Not Vote	Management
10.1		Re-election of Harold Espedal as Board Member	For	Did Not Vote	Management
10.2		Election of Wenche Agerup as Board Member	For	Did Not Vote	Management
10.3
Election of Benedicte Schilbred Fasmer as Deputy Chair of the Board (Fasmer is not due for re-election as Board Member but is proposed to replace Gisele Marchand as Deputy Chair as Marchand is withdrawing from the Board)
			For	Did Not Vote	Management
11.1		Re-election of Leif Teksum (Chairman) of the Nomination Committee	For	Did Not Vote	Management
11.2		Election of Toril B Ressem as member of the Nomination Committee	For	Did Not Vote	Management
11.3		Election of Ola Wessel-as as member of the Nomination Committee	For	Did Not Vote	Management
12		Presentation of nominations to the Board of Directors of Verdipapirsentralen ASA and Oslo Clearing ASA	For	Did Not Vote	Management
13		Election of KPMG as the company's Auditor	For	Did Not Vote	Management
14		Authorisation fo acquire treasury shares	For	Did Not Vote	Management

Issuer	Diamond Offshore Drilling Inc.
CUSIP	25271C102
Ticker	DO
Meeting Date	5/22/12

1A - 1J		Election of Directors	For	Did Not Vote	Management
2		Ratify the appointment of Deloitte & Touche LLP as the independent auditors of the company for FY 2012	For	Did Not Vote	Management
3		To approve, on an advisory basis, executive compensation	For	Did Not Vote	Management
4		To approve the company's amended and restated incentive compensation plan for executive officers	For	Did Not Vote	Management

Issuer	Xerox Corporation
CUSIP	984121103
Ticker	XRX
Meeting Date	5/24/2012

1A - 1J		Election of Directors	For	Did Not Vote	Management
2		Ratification of the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for 2012	For	Did Not Vote	Management
3		Approval, on an advisory basis, of the 2011 compensation of our named executive officers	For	Did Not Vote	Management
4		Approval of the 2012 amendment and restatement of the company's 2004 performance incentive plan	For	Did Not Vote	Management

Issuer	Ancestry.com Inc.
CUSIP	032803108
Ticker	ACOM
Meeting Date	5/24/12

1		Election of Directors	For	Did Not Vote	Management
2		To ratify the appointment of Ernst & Young LLP as Ancestry.com's independent registered public accountinf firm for the fiscal year ending December 31, 2012	For	Did Not Vote	Management

Issuer	Calamos Asset Mgmt Inc.
CUSIP	12811R104
Ticker	CLMS
Meeting Date	6/1/12

1		Director G Bradford Bulkley, Thomas F Eggers, Richard W Gilbert, Arthur L Knight	For	For	Management
2		Proposal to approve the advisory (non-binding) resolution relating to executive compensation	For	Against	Management
3		Ratification of the appointment of McGladrey & Pullen LLP as the company's independent registered public accounting firm for the company’s fiscal year ending December 31, 2012	For	For	Management

Issuer	Blue Coat Systems, Inc.
CUSIP	09534T508
Ticker	BCSI
Meeting Date	10/6/11

1		Election of Directors.	For	For	Management
2		To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending 30-Apr-12	For	For	Management
3		A non-binding advisory vote on the approval of Executive Compensation	For	For	Management
4		A non-binding advisory vote on the frequency of future votes on Executive Compensation	For	For	Management

Issuer	Himax Technologies, Inc.
CUSIP	43289P106
Ticker	HIMX
Meeting Date	9/7/11

1		To adopt audited financial reports of the Company for the fiscal year ended December 31, 2010	For	For	Management
2		To re-elect Chih-Chung Tsai as a Director of the Company	For	For	Management
3		To re-elect Yuan-Chuan Homg as Independent Director of the Company	For	For	Management
4		To adopt the Company's 2011 Long-Term Incentive Plan	For	For	Management
5		To transact any other business properly brought before 2011 AGM	For	For	Management

Issuer	Biglari Holdings Inc.
CUSIP	08986R101
Ticker	BH
Meeting Date	8/5/2011

1
Amend the amended and restated Articles of Incorporation in order to (a) increase number of shares of all classes of stock that is authorized to issue; (b) redesignate the existing common stock, stated value $0.50 per share, as Class A common stock & © authorize 48,000,000 shares of a new Class B common stock, all as more fully described in the proxy statement
			For	For	Management

Issuer	Blue Coat Systems, Inc.
CUSIP	09534T-508
Ticker
Meeting Date	10/6/2011

1		Directors recommend a vote for the following nominees:Brian Smith, David Hanna, James Barth, Keith Geeslin, James Tolonen, Carol Mills, Gergory Clark	For	For	Management

2		To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending April 30, 2012	For	For	Management
3		A non-binding advisory vote on the approval of executive compensation	For	For	Management
4		A non-binding advisory vote on the frequency of future votes on executive compensation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Tilson Investment Trust

By (Signature and Title):	/s/ Whitney R. Tilson
Whitney R. Tilson, Trustee, President and Principal Executive Officer

	Date:	August 7, 2012